Inventories	12 Months Ended
Dec. 31, 2014
Inventory [Abstract]
Inventory Disclosure [Text Block]
INVENTORIES

Inventories consist of the following:

	As of December 31,
	2014	2013
In millions
Raw materials and supplies	$29.9	$37.5
Goods in process	49.7	48.1
Finished goods	42.5	42.5
Total inventories	$122.1	$128.1

Included in the table above as of December 31, 2014, was $20.1 million of finished goods inventory held on consignment, compared to $22.9 million as of December 31, 2013.